PricewaterhouseCoopers LLP’s internal control report, which is filed as an exhibit to the registrant’s Form N-CEN/A for the annual periods ending September 30, 2024 and September 30, 2023, discusses a material weakness in the Registrant’s internal control over financial reporting as it relates to Gotham Absolute Return Fund, Gotham Neutral Fund, Gotham Enhanced Return Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively, the “Impacted Funds”).

Subsequent to the original filing of the Registrant’s Form N-CEN for the annual periods ending September 30, 2024 and September 30, 2023, Management identified a material error in which interest expense on collateral received from the OTC swap transaction counterparty was incorrectly netted against dividend income.

The error resulted in a restatement of the financial statements of Gotham Enhanced Return Fund, Gotham Index Plus Fund, and Gotham Defensive Long 500 Fund (collectively, the “Restated Funds”) to correct the impacts of the error for the year ended September 30, 2023, within Note 6 of the September 30, 2024 NCSR/A. The error also resulted in the revision of previously issued financial statements of Gotham Absolute Return Fund and Gotham Neutral Fund in the N-CSR filed on December 9, 2024.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. A material weakness exists in the design of internal controls relating to financial reporting oversight controls implemented by Management. Specifically, the Impacted Funds did not design and maintain effective controls at the appropriate level of precision to identify offsetting of contra balances within the components of net investment income. This deficiency resulted in an inappropriate offsetting of interest expense against dividend income on the Statement of Operations and an understatement of the gross and net expense ratios. Additionally, this material weakness could result in further misstatements related to the components of net investment income and related disclosures that would result in material misstatement to the financial statements that would not be prevented or detected for all Impacted Funds.

As a result, the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) were not effective as of September 30, 2024 based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

Subsequent to the identification of the error described above, Management has developed a plan to remediate the material weakness described herein. Management’s plans include implementing new review procedures to identify the offsetting of contra balances within the components of net investment income, ensuring the appropriate classification within the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in our internal control over financial reporting until we have completed our remediation efforts and subsequent evaluation of their effectiveness.